Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net loss	$ (97,933)	$ (48,983)	$ (57,485)	$ (51,714)	$ (64,677)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	3,142	4,268	5,541	4,067	6,682
Depreciation and amortization	10,815	15,099	18,713	13,596	9,656
Non-cash operating lease costs	1,490	0
Change in fair value of earnout liabilities	71,318	0
Change in fair value of derivative warrant liabilities	12,261	0
Net amortization (accretion) of investment premiums (discounts)	0	11	11	(639)	(700)
Issuance of common stock warrants			0	453	189
Amortization of debt issuance costs	695	721	841	186	59
Deferred income taxes	(309)	(314)	(303)	(588)	(278)
Loss on disposal of property and equipment	17	81	191	285	0
Impairment of DogHero investment	0	2,000	2,080	0	0
Changes in operating assets and liabilities:
Accounts receivable	(4,925)	590	(519)	(1,760)	(151)
Prepaid expenses and other current assets	(3,923)	588	460	(935)	(1,376)
Other noncurrent assets	(33)	0	(59)	(117)	9
Accounts payable	2,174	(3,919)	(4,437)	887	4,700
Accrued expenses and other current liabilities	2,069	(4,758)	(3,177)	666	1,675
Deferred revenue			(1,736)	518	870
Pet parent deposits			(13,508)	2,648	5,738
Other noncurrent assets	21,658	(807)
Pet service provider liabilities	3,603	(13,962)	(5,320)	2,846	3,401
Accrued expenses and other current liabilities	(1,637)	(5,297)
Other noncurrent liabilities	124	1,989	1,752	4,880	140
Net cash provided by (used in) operating activities	20,606	(52,693)	(56,955)	(24,721)	(34,063)
INVESTING ACTIVITIES
Purchase of property and equipment	(564)	(734)	(910)	(16,367)	(1,159)
Capitalization of internal-use software	(4,602)	(5,214)	(6,757)	(11,906)	(6,185)
Net cash used in acquisition of Barking Dog Ventures, Ltd.			0	0	(14,100)
Proceeds from disposal of property and equipment	19	0
Purchases of available-for-sale securities	0	(16,286)	(16,286)	(72,299)	(110,021)
Proceeds from sales of available-for-sale securities	0	28,002	29,002	22,356	0
Maturities of available-for-sale securities	0	21,450	23,450	97,933	89,473
Purchase of Series C preference shares of DogHero Ltd.			0	(5,000)	0
Proceeds from sale of DogHero investment			2,920	0	0
Repayment of note receivable			0	0	3,000
Net cash provided by (used in) investing activities	(5,147)	27,218	31,419	14,717	(38,992)
FINANCING ACTIVITIES
Proceeds from issuance of redeemable convertible preferred stock, net			0	0	123,655
Proceeds from exercise of common stock options	3,339	441	788	773	726
Taxes paid related to net share settlement of equity awards	(6,719)	0
Proceeds from reverse recapitalization and related financing	268,282	0
Payment of deferred transaction costs related to reverse recapitalization	(32,743)	0
Proceeds from borrowing on credit facilities	0	64,282	64,563	0	0
Repayment of borrowings on credit facilities	(38,124)	(26,439)	(26,439)	0	0
Issuance costs related to debt financing			(281)	0	(207)
Net cash provided by financing activities	194,035	38,284	38,631	773	124,174
Effect of exchange rate changes on cash and cash equivalents	(15)	(11)	99	(70)	44
Net increase (decrease) in cash and cash equivalents	209,479	12,798	13,194	(9,301)	51,163
Cash and cash equivalents, beginning of year	80,848	67,654	67,654	76,955	25,792
Cash and cash equivalents, end of year	290,327	80,452	80,848	67,654	76,955
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for income taxes	7	278	282	7	7
Cash paid for interest	2,511	1,504	2,073	19	83
Purchase of property and equipment in accounts payable and accrued liabilities	0	18
Right-of-use asset obtained in exchange for lease liabilities	766	0
Conversion of redeemable convertible preferred stock to common stock	290,427	0
Earnout liability recognized upon the closing of the reverse recapitalization	228,082	0
Derivative warrant liabilities recognized upon the closing of the reverse recapitalization	22,032	0
Reclassification of earnout liability to additional paid-in capital upon settlement	33,010	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Issuance of Series G redeemable convertible preferred stock and common stock for acquisition of Barking Dog Ventures, Ltd.			0	0	14,311
Issuance of common stock warrants under credit facility and subordinated credit facility agreements	0	657	657	234	50
Issuance of Series G redeemable convertible preferred stock to settle Barking Dog Ventures, Ltd. Holdback	0	62	62	3,633	0
Cash and cash equivalents	290,327	80,418	80,848	67,654
Restricted cash included in prepaid expenses and other current assets	0	34
Total cash, cash equivalents and restricted cash	$ 290,327	$ 80,452	$ 80,848	$ 67,654	$ 76,955